Income Taxes (Total Income Tax Expense Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Provision for income taxes	¥ 128,828	¥ 131,388	¥ 95,245
Income tax expense (benefit) allocated to other comprehensive income (loss):
Net change of unrealized gains (losses) on investment in securities	(60,260)	(27,157)	(41,961)
Net change of impact of changes in policy liability discount rate	54,382	32,471	43,576
Net change of debt valuation adjustments	(13)	(74)	20
Net change of defined benefit pension plans	2,063	5,554	1,630
Net change of foreign currency translation adjustments	2,484	(30,992)	(17,325)
Net change of unrealized gains (losses) on derivative instruments	(441)	(1,523)	3,514
Other direct adjustments to shareholders' equity	22	32	36
Total income tax expense	¥ 127,065	¥ 109,699	¥ 84,735